Revenue Recognition (Details) - Schedule of revenue from contracts with customers - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Insurance brokerage commissions	$ 340,218	$ 295,343
Securities brokerage commissions	2,130,975	1,178,062
Market making commissions and fees	677,338	1,069,656
Sale of NFTs	438,041
Cryptocurrency mining		201,152
Total revenue from contracts with customers	3,586,572	2,744,213
Geographic revenue	3,586,572	2,744,213
Hong Kong [Member]
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	2,471,193	1,674,557
Cayman Islands [Member]
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	$ 1,115,379	$ 1,069,656